Consolidated Balance Sheets (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Current Assets
Cash	$ 2,413	$ 1,094	$ 1,136
Accounts receivable	82,800		41
Loans receivable (Note 6)	28,620
Total current assets	113,833	1,094	1,177
Technology intellectual property (Note 4)	29,448
Property and equipment (Note 5)	1,682
Goodwill	1,352,212
Mineral property interests			78,000
TOTAL ASSETS	1,497,175	1,094	79,177
Current Liabilities
Accrued liabilities	132,339	113,201
Accounts payable and accrued liabilities	581,294	455,083	317,783
Debenture payable			469,785
Note payable to related party			172,973
Loans payable (Note 7)	673,624	630,624
Due to related parties (Note 9)	332,404	174,222	113,243
Total current liabilities	1,719,661	1,373,130	1,073,784
Convertible debt, net of unamortized discount of $2,191,355 (Note 8)	7,788,645
Total Liabilities	9,508,306	1,373,130	1,073,784
Stockholders deficiency
Capital Stock Authorized - 750,000,000 common shares, par value $0.00001 Issued and outstanding: 46,273,147 (December 31, 2012 - 1,151,937) (December 31, 2011 - 951,937) shares	463	12	10
Additional paid-in capital	13,954,997	9,408,186	9,321,188
Shares issuable	(60,000)	(60,000)	(60,000)
Deferred compensation	566,488
Accumulated other comprehensive loss	5,776	5,776	5,776
Deficit	(21,454,327)	(10,834,458)	(10,370,029)
Total Stockholders' Equity (Deficit)	(8,011,131)	(1,372,036)	(994,607)
TOTAL LIABILITIES & DEFICIT	$ 1,497,175	$ 1,094	$ 79,177